Cash and borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Cash and borrowings
Schedule of net debt

	2024	2023
	$ million	$ million
Bank overdrafts, borrowings and loans - current	2	710
Corporate bond	2,498	1,550
Private placement notes	625	625
Borrowings	3,125	2,885
Cash and cash equivalents[1]	(619)	(302)
Credit balance on derivatives – currency swaps	1	1
Credit/(debit) balance on derivatives – interest rate swaps	6	(7)
Net debt excluding lease liabilities	2,513	2,577
Non-current lease liabilities	135	144
Current lease liabilities	61	55
Net debt	2,709	2,776
1	In 2024, cash and cash equivalents include cash at bank of $419m and cash equivalents of $200m.

Schedule of borrowings repayable

	Within	Between	Between	Between	Between
	one year or	one and	two and	three and	four and	After
	on demand	two years	three years	four years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2024
Bank overdrafts	2	–	–	–	–	–	2
Corporate bond	–	–	348	–	527	1,623	2,498
Private placement notes	–	75	140	60	100	250	625
Lease liabilities[1]	61	46	36	23	17	24	207
	63	121	524	83	644	1,897	3,332
At 31 December 2023
Bank loans	303	–	–	–	–	–	303
Bank overdrafts	2	–	–	–	–	–	2
Corporate bond	–	–	–	–	–	1,550	1,550
Private placement notes	405	–	75	140	60	350	1,030
Lease liabilities[1]	55	44	33	25	18	35	210
	765	44	108	165	78	1,935	3,095

1	The lease liabilities presented above of $207m (2023: $210m) are on an undiscounted basis. The lease liabilities on a discounted basis are $196m (2023: $199m).

Schedule of committed facility

Facility 2024	Date due
$75 million 3.99% Senior Notes	January 2026
$350 million 5.15% US corporate bond	March 2027
$140 million 2.83% Senior Notes	June 2027
$60 million 2.90% Senior Notes	June 2028
$1.0 billion syndicated RCF	October 2029
$100 million 2.97% Senior Notes	June 2029
€500 million 4.565% EUR corporate bond	October 2029
$95 million 2.99% Senior Notes	June 2030
$1.0 billion 2.032% USD corporate bond	October 2030
$155 million 3.09% Senior Notes	June 2032
$650 million 5.40% USD corporate bond	March 2034

Facility 2023	Date due
$100 million 3.89% Senior Notes	January 2024
$305 million 3.36% Senior Notes	November 2024
$75 million 3.99% Senior Notes	January 2026
$140 million 2.83% Senior Notes	June 2027
$60 million 2.90% Senior Notes	June 2028
$1.0 billion syndicated RCF	October 2028
$100 million 2.97% Senior Notes	June 2029
€500 million 4.565% EUR corporate bond	October 2029
$95 million 2.99% Senior Notes	June 2030
$1.0 billion 2.032% USD corporate bond	October 2030
$155 million 3.09% Senior Notes	June 2032

Schedule of year end financial liabilities by contractual maturity

	Within one	Between	Between
	year or on	one and	two and	After
	demand	two years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million
At 31 December 2024
Non-derivative financial liabilities:
Bank overdrafts and loans	2	–	–	–	2
Corporate bond	98	95	1,109	1,825	3,127
Trade and other payables	1,082	–	–	–	1,082
Private placement notes	19	92	335	263	709
Acquisition consideration	28	5	165	–	198
Derivative financial instruments:
Currency swaps/forward foreign exchange contracts – outflow	2,869	–	–	–	2,869
Currency swaps/forward foreign exchange contracts – inflow	(2,898)	–	–	–	(2,898)
	1,200	192	1,609	2,088	5,089
At 31 December 2023
Non-derivative financial liabilities:
Bank overdrafts and loans	305	–	–	–	305
Corporate bond	53	53	158	1,614	1,878
Trade and other payables	1,016	–	–	–	1,016
Private placement notes	434	19	317	373	1,143
Acquisition consideration	11	9	2	15	37
Derivative financial instruments:
Currency swaps/forward foreign exchange contracts – outflow	2,913	–	–	–	2,913
Currency swaps/forward foreign exchange contracts – inflow	(2,912)	–	–	–	(2,912)
	1,820	81	477	2,002	4,380